Related Party Transactions (Details)			12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 JPY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2026 JPY (¥)
Related Party Transaction [Line Items]
Gain from disposal of equity method investment							$ 190,571
Operating lease expenses (in Dollars)			2,779,487		2,567,419		1,978,211
Operating lease liabilities			8,103,541		6,071,765
Operating lease right-of-use assets			7,935,439		6,031,284
Kaika International [Member]
Related Party Transaction [Line Items]
Equity interest percentage	100.00%	100.00%
Cash consideration	$ 37,595	¥ 5,000,000
Gain from disposal of equity method investment					$ 341,139	¥ 49,297,548	$ 190,571	¥ 27,539,183
Palpito [Member]
Related Party Transaction [Line Items]
Equity interest percentage	40.00%	40.00%
Cash consideration	$ 300,760	¥ 40,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Operating lease expenses (in Dollars)			$ 26,813
Mr. Mei Kanayama [Member]
Related Party Transaction [Line Items]
Interest rate			4.35%	4.35%
Maturity date			Jan. 31, 2031	Jan. 31, 2031
Interest term			5 years	5 years
Tokushin G.K.[Member]
Related Party Transaction [Line Items]
Interest rate			2.00%	2.00%
Maturity date			Jan. 31, 2031	Jan. 31, 2031
Interest term			5 years	5 years
DinnerBank [Member]
Related Party Transaction [Line Items]
Operating lease liabilities			$ 1,902,790
Operating lease right-of-use assets			1,885,503
Rental security deposit			345,730						¥ 55,000,000
Uncollected sale proceeds			808,267	¥ 128,582,020
DinnerBank [Member] | Office Lease Agreement [Member]
Related Party Transaction [Line Items]
Rental security deposit			$ 62,231						¥ 9,900,000